Other Operating Income - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net Trading And Other Income [abstract]
Net losses on financial instruments designated at fair value through profit or loss	£ (24)	£ (77)		£ (142)
Net gains on financial instruments mandatorily at fair value through profit or loss	(2)	46		70
Hedge ineffectiveness	13	20		8
Net profit on sale of financial assets at fair value through other comprehensive income	6	17		15
Income from operating lease assets	136	126		124
Other	135	13		112
Other operating income (expense)	£ 264	£ 145	[1]	£ 187	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.